Lease - Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Lease
2019	¥ 93,729
2020	72,459
2021	59,008
2022	54,103
2023 and after	87,151
Total	¥ 366,450